Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Summary of Revenue from External Customers by Geography

	December 31, 2024	December 31, 2023	December 31, 2022
Brazil	128,302	109,470	86,066
Latin America - except Brazil	73,597	70,302	55,770
Rest of the world	24,810	21,745	15,784
Total revenue by region	226,709	201,517	157,620

	December 31, 2024	December 31, 2023	December 31, 2022
Brazil	126,387	107,415	83,528
Latin America - except Brazil	71,804	68,305	54,519
Rest of the world	19,514	14,582	10,428
Subscription revenue	217,706	190,302	148,475
Services revenue	9,003	11,215	9,145
Total revenue	226,709	201,517	157,620

Summary of Total of Right-of-use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets

	December 31, 2024	December 31, 2023
Brazil	17,896	19,850
Latin America - except Brazil	603	304
Rest of the world	16,273	16,962
Total non-current assets by region	34,772	37,116

Summary of Depreciation is Calculated on a Straight-line, and the Assets

The depreciation is calculated on a straight-line, and the assets have the following useful lives:

Class of Property and equipment	Useful life (years)
Machinery and equipment	10
Computers and peripherals	5
Furniture and fixtures	10
Leasehold improvements	2-10